Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.8%
Long-Term Municipal Bonds – 64.8%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$235	$262,860

Arizona – 0.5%
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,115,430

California – 52.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	1,150	1,011,630
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023-06/01/2025	2,000	2,109,296
Bay Area Toll Authority Series 2017 5.00%, 04/01/2028	2,700	3,056,527
Series 2021 1.21% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,933,523
1.32% (MUNIPSA + 0.41%), 04/01/2056(b)	2,000	1,933,080
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	1,410	1,408,975
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(a)	990	812,643
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	1,265	967,365
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	500	394,926
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	1,000	774,240

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027	$2,000	$2,140,918
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)	540	505,987
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2035	1,850	1,811,727
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017-P 5.00%, 11/01/2032	3,430	3,466,942
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030	900	972,658
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	2,138	2,113,297
Series 2021-1, Class A 3.50%, 11/20/2035	2,602	2,427,956
Series 2021-2 0.823%, 03/25/2035	1,000	59,184
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(a)	2,500	2,466,666
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 1.26% (MUNIPSA + 0.35%), 08/01/2047(b)	2,000	1,976,018
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026	1,000	1,086,780
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017-A 5.00%, 06/01/2029	2,320	2,570,331
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 06/30/2028-06/30/2029	5,025	5,309,597
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	2,140	2,016,889
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2029(a)	450	473,150

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)	$1,000	$1,085,766
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a) (c)	1,000	1,019,348
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)	600	574,606
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	545	550,026
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	4,375	4,610,833
California State University Series 2016-A 5.00%, 11/01/2025	1,000	1,088,345
Series 2017-A 5.00%, 11/01/2025-11/01/2030	3,160	3,448,957
Series 2020-D 1.49%, 11/01/2028	400	345,020
Series 2021-B 0.55%, 11/01/2049	3,000	2,625,089
2.274%, 11/01/2034	2,000	1,610,115
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015 5.00%, 08/15/2028	2,200	2,387,109
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)	375	384,442
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)	500	513,442
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028-01/01/2029	5,705	6,097,314
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024-07/01/2029(a)	335	326,341

	Principal Amount (000)	U.S. $ Value

City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2025	$4,175	$4,327,338
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2022	3,365	3,404,435
City of Los Angeles Department of Airports Series 2016-A 5.00%, 05/15/2026	1,795	1,949,851
Series 2017-A 5.00%, 05/15/2030-05/15/2031	4,860	5,237,915
Series 2018 5.00%, 05/15/2023	4,670	4,785,600
Series 2018-D 5.00%, 05/15/2026	2,890	3,139,315
Series 2019 4.00%, 05/15/2044	1,000	960,647
5.00%, 05/15/2031	485	533,778
Series 2020 5.00%, 05/15/2033	1,000	1,127,115
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031	1,000	1,051,143
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	305	318,165
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2024	1,955	2,034,031
Series 2014-B 5.00%, 03/01/2026	2,360	2,452,995
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,000	762,544
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	855	666,086
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	2,830	2,988,567
County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029	4,870	5,433,911

	Principal Amount (000)	U.S. $ Value

County of Sacramento CA Airport System Revenue Series 2018-E 5.00%, 07/01/2032	$1,280	$1,397,397
County of San Diego CA (County of San Diego CA COP) Series 2014-A 5.00%, 10/15/2027-10/15/2028	2,550	2,705,684
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)	1,000	806,250
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	1,250	1,010,306
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	1,000	758,674
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	1,000	778,777
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)	970	839,461
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,000	820,911
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	995	782,936
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	1,000	826,505
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	757,933
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	1,000	737,259

	Principal Amount (000)	U.S. $ Value

Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	$1,505	$1,576,218
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	240	234,884
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	1,000	930,869
Irvine Unified School District Series 2017-A 5.00%, 09/01/2023	925	951,541
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2022	1,460	1,464,143
Los Angeles Community College District/CA Series 2015-A 5.00%, 08/01/2030 (Pre-refunded/ETM)	2,585	2,744,013
Los Angeles Community Facilities District No. County 5.00%, 09/01/2042	1,800	1,838,898
Los Angeles Department of Water & Power Power System Revenue Series 2018-A 5.00%, 07/01/2028	1,660	1,872,563
Los Angeles Department of Water & Power System Revenue Series 2020-B 5.00%, 07/01/2028-07/01/2029	820	937,115
Los Angeles Unified School District/CA Series 2014-C 5.00%, 07/01/2027	6,815	7,185,082
Metropolitan Water District of Southern California Series 2021-D 1.05% (MUNIPSA + 0.14%), 07/01/2037(b)	1,000	997,542
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	450	487,110
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2022-08/01/2024	945	977,582
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2025-08/01/2026	2,335	2,516,933
Peralta Community College District Series 2014-A 5.00%, 08/01/2027	5,855	6,173,538
Series 2020-A 5.00%, 08/01/2022	3,545	3,554,708
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2039	3,000	3,338,435

	Principal Amount (000)	U.S. $ Value

Riverside County Redevelopment Successor Agency AGM Series 2017-B 5.00%, 10/01/2029	$1,900	$2,102,348
Romoland School District Series 2015 5.00%, 09/01/2023	300	307,846
Sacramento County Sanitation Districts Financing Authority Series 2014-A 5.00%, 12/01/2029	2,000	2,105,101
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	1,450	1,285,556
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027	1,500	1,415,495
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2021-A 5.00%, 10/01/2022	1,970	1,988,300
San Diego County Water Authority Series 2021-A 5.00%, 05/01/2023-05/01/2025	2,280	2,404,010
San Francisco Intl Airport Series 2016-S 5.00%, 05/01/2025-05/01/2026	2,730	2,950,586
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	750	795,911
Simi Valley Unified School District Series 2017 5.00%, 08/01/2022	1,500	1,504,174
State of California Series 2015 5.00%, 08/01/2022-03/01/2024	3,975	4,091,541
Series 2018-B 5.00%, 08/01/2029	7,615	8,665,312
Series 2021 5.00%, 09/01/2023	2,000	2,076,725
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2025	1,900	2,043,370
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030	960	1,033,896

	Principal Amount (000)	U.S. $ Value

University of California Series 2013-A 5.00%, 05/15/2048	$6,000	$6,159,984
Series 2015-A 5.00%, 05/15/2025	2,270	2,454,308
Series 2018-A 4.00%, 05/15/2024	2,120	2,201,967
Vista Unified School District Series 2012 5.00%, 08/01/2023 (Pre-refunded/ETM)	2,090	2,095,785
5.00%, 08/01/2025 (Pre-refunded/ETM)	2,150	2,155,951
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026-01/01/2028	2,800	2,955,019
West Contra Costa Unified School District AGM Series 2020-F 4.00%, 08/01/2022	1,865	1,868,782

		216,305,728

Colorado – 0.7%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	996,754
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	690	693,419
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2030	1,000	1,003,592
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	100	108,721

		2,802,486

Connecticut – 0.3%
State of Connecticut Series 2015-B 5.00%, 06/15/2030	1,250	1,329,660

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)	100	102,376
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2031	100	65,184
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	140	132,885

		300,445

	Principal Amount (000)	U.S. $ Value

Guam – 0.9%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	$200	$182,711
3.489%, 10/01/2031	120	106,418
Guam Power Authority Series 2022-A 5.00%, 10/01/2028(c)	1,000	1,069,914
Territory of Guam Series 2019 5.00%, 11/15/2031	90	92,596
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	570	605,393
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	1,610	1,688,708

		3,745,740

Illinois – 2.3%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024	2,000	2,060,187
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023-09/01/2033	300	313,722
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030	1,400	1,467,854
State of Illinois Series 2014 5.00%, 05/01/2025	2,165	2,243,766
Series 2017-D 5.00%, 11/01/2024	3,190	3,337,848

		9,423,377

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027-02/01/2031	240	258,404

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038-12/01/2040(a)	210	231,987

Michigan – 2.3%
City of Detroit MI Series 2018 5.00%, 04/01/2029-04/01/2030	2,600	2,771,013
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025	2,175	2,250,316

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030-12/31/2030	$4,325	$4,490,293

		9,511,622

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2027	100	103,260

Nebraska – 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	2,290	2,358,562

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	420	376,224

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029	2,000	2,163,762

New York – 0.0%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	210	195,020

Ohio – 0.2%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	720	730,836

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022	1,000	1,000,000

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	747	487,226
4.00%, 07/01/2033	130	119,110
5.25%, 07/01/2023	90	91,628
5.375%, 07/01/2025	255	264,762
5.625%, 07/01/2027-07/01/2029	350	373,317
5.75%, 07/01/2031	100	109,207

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	$190	$191,411
AGC Series 2007-C 5.50%, 07/01/2031	110	114,385
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,105	1,140,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	310	288,224

		3,179,850

South Carolina – 0.5%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039	2,000	1,929,707

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,010	1,026,450
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	2,565	2,743,501

		3,769,951

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-A 5.00%, 01/01/2032(a)	1,000	1,067,440

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023-10/01/2029(a)	1,040	1,076,439
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,135	1,163,305

		2,239,744

Total Long-Term Municipal Bonds (cost $274,786,325)		265,402,095

Short-Term Municipal Notes – 2.0%
California – 2.0%
City of Los Angeles CA Series 2022 4.00%, 06/29/2023(c) (cost $8,124,160)	8,000	8,154,129

Total Municipal Obligations (cost $282,910,485)		273,556,224

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 1,630; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(d)	EUR	4,401,000	$207,895
FTSE 100 Index Expiration: Apr 2023; Contracts: 310; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(d)	GBP	1,860,000	81,591
Nikkei 225 Index Expiration: Jun 2023; Contracts: 20,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(d)	JPY	430,000,000	117,149
S&P 500 Index Expiration: Jan 2023; Contracts: 12,000; Exercise Price: USD 3,700.00; Counterparty: UBS AG(d)	USD	44,400,000	2,793,603

Total Options Purchased - Puts (premiums paid $1,933,536)			3,200,238

	Shares

INVESTMENT COMPANIES – 25.4%
Funds and Investment Trusts – 25.4%(e)
AB All Market Real Return Portfolio - Class Z(f)		646,297	5,965,322
iShares Core MSCI EAFE ETF		489,441	28,803,603
iShares Core MSCI Emerging Markets ETF		278,526	13,664,485
SPDR S&P 500 ETF Trust		137,000	51,683,250
Vanguard Mid-Cap ETF		19,951	3,929,748

Total Investment Companies (cost $86,367,311)			104,046,408

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035		$1,984	1,985,456
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,262	1,042,266

Total Commercial Mortgage-Backed Securities (cost $3,654,438)			3,027,722

GOVERNMENTS - TREASURIES – 0.7%
United States – 0.7%
U.S. Treasury Notes 2.125%, 11/30/2023		200	197,750
2.625%, 02/15/2029(g) (h)		2,670	2,604,084

Total Governments - Treasuries (cost $2,999,739)			2,801,834

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 4.524% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	$36	$35,549
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	38	38,533
Series 2016-C07, Class 2M2 5.974% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	184	190,159
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	186	189,887
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	165	165,881

Total Collateralized Mortgage Obligations (cost $582,441)		620,009

	Shares

SHORT-TERM INVESTMENTS – 6.2%
Investment Companies – 6.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(e) (f) (i) (cost $25,557,433)	25,557,433	25,557,433

Total Investments – 100.8% (cost $404,005,383)(j)		412,809,868
Other assets less liabilities – (0.8)%		(3,138,122)

Net Assets – 100.0%		$409,671,746

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	31	September 2022	$2,647,400	$ (186,018)
Euro STOXX 50 Index Futures	29	September 2022	1,045,739	(10,272)
FTSE 100 Index Futures	5	September 2022	433,420	(1,041)
Hang Seng Index Futures	23	July 2022	3,186,726	(48,474)
MSCI Emerging Market Futures	55	September 2022	2,757,425	32,730
Nikkei 225 (OSE) Futures	4	September 2022	777,712	(35,587)
S&P 500 E-Mini Futures	95	September 2022	18,000,125	(294,657)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
SPI 200 Futures	14	September 2022	$1,560,897	$(18,011)
U.S. T-Note 2 Yr (CBT) Futures	37	September 2022	7,770,578	(14,161)
U.S. T-Note 10 Yr (CBT) Futures	85	September 2022	10,075,156	(125,575)
U.S. Ultra Bond (CBT) Futures	22	September 2022	3,395,563	(104,219)
Sold Contracts
Euro STOXX 50 Index Futures	45	September 2022	1,622,698	17,797
FTSE 100 Index Futures	78	September 2022	6,761,348	(14,291)
MSCI Singapore IX ETS Futures	65	July 2022	1,312,585	53,962
OMXS 30 Index Futures	156	June 2022	2,885,064	180,328
OMXS 30 Index Futures	171	July 2022	3,126,719	28,267
S&P 400 E-Mini Futures	10	September 2022	2,268,000	131,259
S&P 500 E-Mini Futures	95	September 2022	18,000,125	169,227
S&P/TSX 60 Index Futures	16	September 2022	2,840,274	15,923
TOPIX Index Futures	41	September 2022	5,652,307	224,914

				$2,101

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,481	JPY	316,773	07/15/2022	$(145,134)
Bank of America, NA	CAD	2,095	USD	1,632	07/21/2022	4,829
Bank of America, NA	GBP	9,297	USD	11,664	08/25/2022	336,661
Bank of America, NA	USD	3,689	NOK	36,878	09/22/2022	61,489
Citibank, NA	USD	5,373	EUR	5,073	07/28/2022	(48,229)
Deutsche Bank AG	EUR	9,414	USD	9,950	07/28/2022	69,373
HSBC Bank USA	CHF	7,128	USD	7,664	07/13/2022	194,562
HSBC Bank USA	CHF	5,955	USD	5,996	07/13/2022	(243,930)
HSBC Bank USA	USD	8,109	JPY	1,041,301	07/15/2022	(429,679)
HSBC Bank USA	AUD	5,823	USD	4,080	07/21/2022	60,817
HSBC Bank USA	CAD	2,447	USD	1,887	07/21/2022	(13,967)
HSBC Bank USA	USD	3,031	AUD	4,398	07/21/2022	4,683
HSBC Bank USA	USD	4,681	CAD	6,040	07/21/2022	11,433
HSBC Bank USA	EUR	4,656	USD	4,871	07/28/2022	(16,451)
HSBC Bank USA	USD	1,747	EUR	1,649	07/28/2022	(16,610)
HSBC Bank USA	USD	1,576	NZD	2,509	08/26/2022	(9,970)
HSBC Bank USA	SEK	6,564	USD	643	09/22/2022	(1,156)
JPMorgan Chase Bank, NA	USD	1,024	CHF	982	07/13/2022	4,739
JPMorgan Chase Bank, NA	JPY	67,090	USD	521	07/15/2022	25,929
JPMorgan Chase Bank, NA	USD	2,418	AUD	3,366	07/21/2022	(94,320)
JPMorgan Chase Bank, NA	USD	901	CAD	1,141	07/21/2022	(15,165)
JPMorgan Chase Bank, NA	EUR	1,193	USD	1,283	07/28/2022	30,239
Morgan Stanley & Co., Inc.	USD	6,334	CHF	6,069	07/13/2022	25,883
Morgan Stanley & Co., Inc.	JPY	1,125,425	USD	8,621	07/15/2022	321,895
Morgan Stanley & Co., Inc.	AUD	2,593	USD	1,858	07/21/2022	68,485
Morgan Stanley & Co., Inc.	CAD	4,039	USD	3,166	07/21/2022	28,590
Morgan Stanley & Co., Inc.	USD	1,420	AUD	2,058	07/21/2022	612
Morgan Stanley & Co., Inc.	USD	1,623	AUD	2,284	07/21/2022	(45,852)
Morgan Stanley & Co., Inc.	USD	2,984	GBP	2,433	08/25/2022	(18,674)
Morgan Stanley & Co., Inc.	USD	1,072	NOK	10,655	09/22/2022	11,505
State Street Bank & Trust Co.	USD	296	JPY	37,528	07/15/2022	(19,233)
State Street Bank & Trust Co.	USD	211	AUD	308	07/21/2022	1,361
State Street Bank & Trust Co.	NZD	334	USD	216	08/26/2022	7,135
State Street Bank & Trust Co.	USD	210	NZD	334	08/26/2022	(1,474)
State Street Bank & Trust Co.	USD	417	SEK	4,224	09/22/2022	(2,305)
UBS AG	USD	9,516	CAD	11,899	07/21/2022	(271,058)
UBS AG	USD	4,445	SEK	45,290	09/22/2022	(2,625)

						$(125,612)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	6,910	$(191,881)	$(193,698)	$1,817

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,420	01/15/2025	2.565%	CPI#	Maturity	$129,612	$—	$129,612
USD	710	01/15/2025	2.585%	CPI#	Maturity	64,236	—	64,236
USD	710	01/15/2025	2.613%	CPI#	Maturity	63,452	—	63,452
USD	3,780	01/15/2026	CPI#	3.720%	Maturity	(116,102)	—	(116,102)
USD	2,150	01/15/2027	CPI#	3.320%	Maturity	(88,809)	—	(88,809)
USD	2,110	01/15/2027	CPI#	3.466%	Maturity	(67,892)	(2,611)	(65,281)
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	1,133,404	—	1,133,404
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	1,106,570	—	1,106,570
USD	9,210	01/15/2029	CPI#	3.290%	Maturity	(192,855)	—	(192,855)
USD	1,720	01/15/2029	CPI#	3.735%	Maturity	29,137	—	29,137
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	255,427	—	255,427
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	253,216	—	253,216
USD	240	01/15/2030	1.714%	CPI#	Maturity	35,715	—	35,715
USD	240	01/15/2030	1.731%	CPI#	Maturity	35,328	—	35,328
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	73,038	—	73,038
USD	1,180	01/15/2031	2.680%	CPI#	Maturity	78,416	—	78,416
USD	1,030	01/15/2031	2.989%	CPI#	Maturity	36,161	—	36,161
USD	1,110	04/15/2032	CPI#	2.909%	Maturity	(40,550)	—	(40,550)
USD	1,000	04/15/2032	CPI#	2.748%	Maturity	(54,382)	—	(54,382)
USD	600	04/15/2032	CPI#	2.722%	Maturity	(34,376)	—	(34,376)

						$2,698,746	$ (2,611)	$2,701,357

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,300	01/15/2027	1 Day SOFR	2.728%	Annual	$ 7,060	$ —	$ 7,060

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	32	$(7,378)	$(3,032)	$(4,346)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	107	(24,526)	(13,005)	(11,521)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	333	(76,172)	(30,822)	(45,350)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,988)	(1,654)	(2,334)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	222	(50,848)	(21,117)	(29,731)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	219	(50,050)	(25,567)	(24,483)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,595)	(820)	(775)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	289	(66,002)	(25,922)	(40,080)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	42	(9,571)	(5,054)	(4,517)

						$(290,130)	$(126,993)	$(163,137)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$280,973	$—	$280,973
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	530,785	—	530,785
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	41,208	—	41,208
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	841,810	—	841,810
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	348,834	—	348,834
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	522,102	—	522,102

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	$292,384	$—	$292,384
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	580,720	—	580,720
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	503,029	—	503,029
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	821,784	—	821,784
Morgan Stanley Capital Services LLC	USD	19,000	07/20/2022	1.939%	CPI#	Maturity	1,687,833	—	1,687,833
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	615,699	—	615,699

							$7,067,161	$—	$7,067,161

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	$337,045	$—	$337,045

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	408	09/16/2022	$(24,326)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $25,964,621 or 6.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	The rate shown represents the 7-day yield as of period end.

(j)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,133,170 and gross unrealized depreciation of investments was $(20,525,219), resulting in net unrealized appreciation of $18,607,951.

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$265,402,095	$—	$265,402,095
Short-Term Municipal Notes	—	8,154,129	—	8,154,129
Options Purchased - Puts	—	3,200,238	—	3,200,238
Investment Companies	104,046,408	—	—	104,046,408
Commercial Mortgage-Backed Securities	—	3,027,722	—	3,027,722
Governments - Treasuries	—	2,801,834	—	2,801,834
Collateralized Mortgage Obligations	—	620,009	—	620,009
Short-Term Investments	25,557,433	—	—	25,557,433

Total Investments in Securities	129,603,841	283,206,027	—	412,809,868
Other Financial Instruments(a):
Assets:
Futures	854,407	—	—	854,407
Forward Currency Exchange Contracts	—	1,270,220	—	1,270,220
Centrally Cleared Inflation (CPI) Swaps	—	3,293,712	—	3,293,712
Centrally Cleared Interest Rate Swaps	—	7,060	—	7,060
Inflation (CPI) Swaps	—	7,067,161	—	7,067,161
Interest Rate Swaps	—	337,045	—	337,045
Liabilities:
Futures	(852,306)	—	—	(852,306)
Forward Currency Exchange Contracts	—	(1,395,832)	—	(1,395,832)
Centrally Cleared Credit Default Swaps	—	(191,881)	—	(191,881)
Centrally Cleared Inflation (CPI) Swaps	—	(594,966)	—	(594,966)
Credit Default Swaps	—	(290,130)	—	(290,130)
Total Return Swaps	—	(24,326)	—	(24,326)

Total	$129,605,942	$292,684,090	$—	$422,290,032

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,344	$125,751	$101,538	$0	$0	$25,557	$25	$0
AB All Market Real Return Portfolio	0	5,965	0	0	0	5,965	0	0
Total	$1,344	$131,716	$101,538	$0	$0	$31,522	$25	$0